Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common unit no par value		$ 0	$ 0
Common units Issued	1,013,197	1,013,197	1,013,196
Common units ouststanding	982,800	982,800	982,800
Haymaker III [Member]
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, Shares Authorized		200,000,000	200,000,000
Common Class B [Member] | Haymaker III [Member]
Common unit no par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Common units Issued	7,937,500	7,937,500	8,625,000
Common units ouststanding		7,937,500	8,625,000
Class A Common Unit [Member]
Common unit no par value	$ 0	$ 0
Common units Issued	16,721	16,721	16,721
Common units ouststanding	16,721	16,721	16,721
Class A Common Unit [Member] | Haymaker III [Member]
Temporary equity par or stated value per share	$ 10	$ 10	$ 10
Common unit no par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common units Issued	0	0	0
Common units ouststanding	0	0	0
Common stock shares subject to possible redemption	31,750,000	31,750,000	0
Class AA Common Unit [Member]
Common unit no par value	$ 0	$ 0
Common units Issued	903,079	903,079	903,079
Common units ouststanding	903,079	903,079	903,079
Class AAA Common Unit [Member]
Common unit no par value	$ 0	$ 0
Common units Issued	60,000	60,000	60,000
Common units ouststanding	60,000	60,000	60,000
Class AAAA Common Unit [Member]
Common unit no par value	$ 0	$ 0	$ 0
Common units Issued	33,397	33,397	33,396
Common units ouststanding	3,000	3,000	3,000